UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

Semiannual report Delaware Limited-Term Diversified Income Fund June 30, 2009 Fixed income mutual fund

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Diversified Income Fund.

The figures in the semiannual report for Delaware Limited-Term Diversified Income Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Limited-Term Diversified Income Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at www.delawareinvestments.com.

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Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Table of contents
Disclosure of Fund expenses	1
Security type and credit quality breakdown	3
Statement of net assets	5
Statement of operations	28
Statements of changes in net assets	30
Financial highlights	32
Notes to financial statements	42
Other Fund information	58
About the organization	61

Views expressed herein are current as of June 30, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period January 1, 2009 to June 30, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 to June 30, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Limited-Term Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/09	6/30/09	Expense Ratio	1/1/09 to 6/30/09*
Actual Fund return
Class A	$1,000.00	$1,066.60	0.84%	$4.30
Class B	1,000.00	1,060.90	1.69%	8.64
Class C	1,000.00	1,060.90	1.69%	8.64
Class R	1,000.00	1,064.70	1.19%	6.09
Institutional Class	1,000.00	1,067.40	0.69%	3.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.41	1.69%	8.45
Class C	1,000.00	1,016.41	1.69%	8.45
Class R	1,000.00	1,018.89	1.19%	5.96
Institutional Class	1,000.00	1,021.37	0.69%	3.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Security type and credit quality breakdown
Delaware Limited-Term Diversified Income Fund	As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Security type	Percentage of net assets
Agency Asset-Backed Security	0.03%
Agency Collateralized Mortgage Obligations	3.51%
Agency Mortgage-Backed Securities	6.75%
Agency Obligation	0.18%
Commercial Mortgage-Backed Securities	2.80%
Convertible Bonds	0.78%
Corporate Bonds	54.52%
Banking	7.15%
Basic Industry	1.61%
Brokerage	2.56%
Capital Goods	3.27%
Communications	11.50%
Consumer Cyclical	3.94%
Consumer Non-Cyclical	7.85%
Electric	3.12%
Energy	4.35%
Finance Companies	1.91%
Insurance	1.54%
Natural Gas	3.45%
Technology	1.38%
Transportation	0.89%
Foreign Agency	0.36%
Municipal Bond	0.89%
Non-Agency Asset-Backed Securities	5.83%
Non-Agency Collateralized Mortgage Obligations	1.34%
Senior Secured Loans	2.67%
Sovereign Agency	0.23%
Sovereign Debt	0.56%
Supranational Banks	1.73%
U.S. Treasury Obligations	14.49%
Preferred Stock	0.46%

Security type and credit quality breakdown

Security type	Percentage of net assets
Discount Note	5.71%
Securities Lending Collateral	0.00%
Total Value of Securities	102.84%
Obligation to Return Securities Lending Collateral	(0.00%)
Liabilities Net of Receivables and Other Assets	(2.84%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	40.38%
AA	5.76%
A	14.10%
BBB	27.49%
BB	8.65%
B	2.71%
CCC	0.89%
C	0.01%
Not Rated	0.01%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statement of net assets
Delaware Limited-Term Diversified Income Fund	June 30, 2009 (Unaudited)
	Principal amount°		Value (U.S. $)
Agency Asset-Backed Security – 0.03%
Fannie Mae Grantor Trust Series 2003-T4 2A5
5.407% 9/26/33	USD	215,108	$166,295
Total Agency Asset-Backed Security
(cost $213,368)			166,295

Agency Collateralized Mortgage Obligations – 3.51%
• E.F. Hutton Trust III Series 1 A
1.358% 10/25/17		71,170	71,208
• Fannie Mae ACES Series 2006-M2 A2F
5.259% 5/25/20		1,315,000	1,363,894
Fannie Mae Grantor Trust
•Series 2001-T5 A2 7.00% 2/19/30		61,858	66,498
Series 2001-T10 A1 7.00% 12/25/41		362,409	387,778
Series 2002-T1 A2 7.00% 11/25/31		205,398	220,803
Fannie Mae REMICs Series 2003-91 BE
4.00% 11/25/16		1,831,826	1,873,941
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.50% 2/25/42		201,219	217,442
Series 2004-W9 2A1 6.50% 2/25/44		251,315	267,611
Freddie Mac REMICs
Series 2644 AW 4.00% 1/15/26		437,465	441,823
Series 2706 UG 4.50% 8/15/16		2,480,000	2,583,625
Series 2890 PC 5.00% 7/15/30		75,000	78,680
•Series 3094 US 6.75% 9/15/34		849,148	800,191
Series 3337 PB 5.50% 7/15/30		75,000	77,697
◆Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42		75,763	81,114
Series T-54 2A 6.50% 2/25/43		1,767	1,846
Series T-58 2A 6.50% 9/25/43		1,387,984	1,474,733
•Series T-60 1A4C 5.395% 3/25/44		2,140,664	2,302,217
GNMA
Series 2002-28 B 5.779% 7/16/24		1,808,121	1,857,121
Series 2003-72 C 4.86% 2/16/30		2,500,000	2,615,470
•Series 2003-78 B 5.11% 10/16/27		5,000,000	5,224,645
Total Agency Collateralized Mortgage
Obligations (cost $21,426,513)			22,008,337

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities – 6.75%
	Fannie Mae
	4.50% 3/1/14	USD	948,433	$973,186
	6.00% 9/1/12		599,793	634,067
	6.50% 8/1/17		237,319	251,332
	9.00% 11/1/15		131,037	139,134
	10.00% 10/1/30		170,922	195,235
	16.00% 11/15/12		95,887	107,454
•	Fannie Mae ARM
	4.234% 6/1/34		316,451	324,901
	4.375% 8/1/34		389,899	401,388
	4.654% 12/1/33		307,090	310,082
	4.801% 11/1/35		2,054,475	2,124,603
	5.046% 8/1/35		577,753	600,869
	5.14% 11/1/35		322,161	334,533
	5.148% 3/1/38		73,769	76,596
	5.154% 9/1/38		6,038,523	6,291,801
	5.399% 4/1/36		37,232	38,873
	5.856% 4/1/36		3,386,948	3,511,775
	6.138% 6/1/36		1,255,426	1,310,781
	6.158% 7/1/36		1,218,774	1,272,315
	6.31% 4/1/36		361,744	376,984
	6.324% 8/1/36		662,650	689,097
	6.325% 7/1/36		966,583	1,001,686
	Fannie Mae Balloon 7 yr
	4.00% 8/1/10		884,822	892,571
	5.00% 8/1/11		1,311,858	1,354,568
	Fannie Mae FHAVA 30 yr
	7.50% 3/1/25		945	1,012
	8.50% 8/1/09		3	3
	11.00% 8/1/10 to 12/1/15		41,743	43,807
	Fannie Mae GPM 11.00% 11/1/10		2,446	2,576
	Fannie Mae S.F. 15 yr
	5.00% 9/1/18 to 5/1/21		1,004,974	1,051,941
	5.50% 4/1/21 to 1/1/23		87,675	91,880
	6.00% 3/1/18 to 8/1/22		5,589,470	5,958,187
	7.00% 11/1/14		1,764	1,864
	7.50% 4/1/11		2,768	2,869
	8.00% 10/1/14 to 10/1/16		402,840	428,737
	Fannie Mae S.F. 20 yr 6.50% 2/1/22		328,891	355,028

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr
	5.00% 3/1/34 to 1/1/38	USD	515,042	$525,346
	6.00% 9/1/34 to 4/1/36		60,016	62,914
	6.50% 6/1/29 to 12/1/37		1,267,174	1,351,757
	7.00% 12/1/34 to 12/1/37		146,895	159,584
	7.50% 3/1/14 to 6/1/34		81,313	87,561
	8.00% 9/1/11 to 5/1/24		269,465	291,637
	8.50% 8/1/17		114,436	124,908
	9.00% 8/1/22		303,123	332,870
	9.25% 6/1/16 to 8/1/16		41,771	45,612
	10.00% 2/1/25		457,003	497,134
	11.00% 9/1/15 to 8/1/20		99,462	113,162
	Freddie Mac
	6.00% 1/1/17		269,181	281,542
	6.50% 6/17/14 to 3/1/16		1,176,270	1,240,975
•	Freddie Mac ARM
	3.599% 4/1/33		173,914	174,878
	5.164% 4/1/34		69,046	71,090
	5.677% 7/1/36		297,170	310,809
	5.816% 10/1/36		70,501	73,192
	Freddie Mac Balloon 7 yr
	4.00% 4/1/10 to 5/1/10		799,234	810,762
	4.50% 3/1/10 to 12/1/10		1,565,939	1,606,703
	5.00% 6/1/11 to 11/1/11		377,878	388,452
	Freddie Mac FHAVA 30 yr 9.50% 2/1/10		2,004	2,055
	Freddie Mac S.F. 15 yr
	5.00% 4/1/20		887,744	926,250
	6.00% 10/1/10		3,448	3,559
	7.50% 4/1/11		13,833	14,419
	8.00% 7/1/16		90,174	96,443
	Freddie Mac S.F. 30 yr
	7.00% 11/1/33		2,152	2,332
	8.00% 1/1/11 to 5/1/31		267,706	295,865
	8.50% 12/1/09		1,043	1,065
	9.00% 9/1/30		168,331	186,153
	11.00% 5/1/20		4,017	4,333
	11.50% 6/1/15 to 3/1/16		150,632	172,585
	GNMA I GPM
	11.00% 7/15/10		5,508	5,711
	11.50% 4/15/10		3,365	3,504
	12.25% 1/15/14		6,348	7,201

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA I Mobile Home 6.50% 9/15/10	USD	3,226	$3,343
GNMA I S.F. 15 yr 7.50% 7/15/10 to 9/15/10		3,748	3,770
GNMA I S.F. 30 yr
7.50% 12/15/23 to 1/15/32		327,366	358,027
8.00% 6/15/30		8,624	9,759
9.00% 12/15/09 to 2/15/17		39,354	42,596
9.50% 9/15/16 to 8/15/17		14,644	16,035
11.00% 12/15/09 to 5/15/20		116,752	129,209
GNMA II GPM 9.75% 12/20/16 to 9/20/17		17,775	19,150
GNMA II S.F. 30 yr
9.50% 11/20/20		2,401	2,629
10.50% 6/20/20		2,212	2,430
11.00% 9/20/15 to 10/20/15		68,443	75,766
11.50% 12/20/17 to 10/20/18		56,763	63,957
12.00% 4/20/14 to 5/20/16		116,445	130,409
12.50% 10/20/13 to 11/20/13		21,911	24,340
Total Agency Mortgage-Backed Securities
(cost $41,139,731)			42,305,518

Agency Obligation – 0.18%
Federal Home Loan Bank 3.84% 11/25/09		1,100,865	1,110,542
Total Agency Obligation (cost $1,097,769)			1,110,542

Commercial Mortgage-Backed Securities – 2.80%
• Bank of America Commercial Mortgage
Series 2007-4 AM 6.002% 2/10/51		780,000	389,299
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A1 5.085% 12/11/40		1,695,158	1,707,913
•Series 2005-PW10 A4 5.405% 12/11/40		590,000	524,861
•Series 2006-PW12 A4 5.903% 9/11/38		335,000	291,341
Series 2007-PW15 A4 5.331% 2/11/44		1,475,000	1,193,724
•◆ Commercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44		1,440,000	1,173,214
• Credit Suisse Mortgage Capital Certificates
Series 2006-C1 AAB 5.681% 2/15/39		180,000	162,322
# Crown Castle Towers 144A
•Series 2005-1A AFL 0.699% 6/15/35		630,000	601,650
Series 2006-1A B 5.362% 11/15/36		900,000	882,000

	Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
General Electric Capital Commercial Mortgage
Series 2002-1A A3 6.269% 12/10/35	USD	500,000	$509,730
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		1,045,000	931,647
Series 2005-GG4 A4A 4.751% 7/10/39		935,000	793,779
•Series 2006-GG6 A4 5.553% 4/10/38		1,160,000	955,334
@•#Series 2006-RR3 A1S 144A
5.761% 7/18/56		360,000	68,400
•Series 2007-GG10 A4 5.993% 8/10/45		1,300,000	982,371
• Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36		625,000	577,447
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		1,000,000	990,712
•Series 2005-LDP5 A4 5.344% 12/15/44		1,440,000	1,217,361
Series 2006-LDP9 A2 5.134% 5/15/47		320,000	264,830
Merrill Lynch-Countrywide Commercial
Mortgage Trust Series 2007-5 A1
4.275% 8/12/48		157,253	156,544
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38		605,000	594,426
• Morgan Stanley Capital I
Series 2007-T27 A4 5.803% 6/11/42		3,050,000	2,559,147
Total Commercial Mortgage-Backed
Securities (cost $17,345,069)			17,528,052

Convertible Bonds – 0.78%
Amgen 0.375% exercise price $79.48,
expiration date 2/1/13		1,125,000	1,020,938
# Host Hotels & Resorts 144A 3.25% exercise
price $16.00, expiration date 3/15/24		575,000	558,469
Medtronic 1.50% exercise price $55.41,
expiration date 4/15/13		2,500,000	2,315,624
National City 4.00% exercise price $482.51,
expiration date 2/1/11		1,000,000	987,500
Total Convertible Bonds (cost $4,690,419)			4,882,531

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds – 54.52%
Banking – 7.15%
	#ANZ National International 144A
	3.25% 4/2/12	USD	2,110,000	$2,159,406
	Bank of America
	•0.929% 6/15/17		1,750,000	1,178,350
	4.375% 12/1/10		1,180,000	1,183,424
	4.90% 5/1/13		1,435,000	1,398,934
	5.125% 11/15/14		16,000	15,060
	7.375% 5/15/14		1,925,000	1,990,573
	Bank of New York Mellon 4.95% 1/14/11		1,450,000	1,504,537
#	Barclays Bank 144A 2.70% 3/5/12		1,355,000	1,373,425
	BB&T
	5.70% 4/30/14		3,705,000	3,788,363
	6.50% 8/1/11		1,895,000	1,958,879
	Capital One Financial 7.375% 5/23/14		1,560,000	1,610,277
	Citigroup
	4.625% 8/3/10		580,000	577,260
	6.50% 8/19/13		4,375,000	4,253,547
	Credit Suisse New York 5.50% 5/1/14		2,910,000	3,026,505
#	GMAC 144A 6.875% 9/15/11		1,345,000	1,190,325
	JPMorgan Chase
	•0.959% 6/13/16		1,750,000	1,429,013
	4.75% 5/1/13		2,545,000	2,579,525
	5.75% 1/2/13		1,165,000	1,202,381
	PNC Funding 7.50% 11/1/09		700,000	709,676
•#	Rabobank Nederland 144A 11.00% 12/29/49		2,650,000	2,955,595
	Silicon Valley Bank 5.70% 6/1/12		1,120,000	1,056,536
	U.S. Bank North America 6.375% 8/1/11		2,225,000	2,385,262
•	USB Capital IX 6.189% 4/15/49		725,000	489,557
	Wachovia 5.50% 5/1/13		530,000	547,961
	Wells Fargo Bank
	•1.064% 5/16/16		1,575,000	1,192,850
	4.875% 1/12/11		1,640,000	1,689,118
•	Wells Fargo Capital XIII 7.70% 12/29/49		1,625,000	1,349,782
				44,796,121
Basic Industry – 1.61%
	ArcelorMittal
	5.375% 6/1/13		1,350,000	1,294,128
	9.00% 2/15/15		1,550,000	1,636,135

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Domtar 7.875% 10/15/11	USD	99,000	$97,020
	Dow Chemical 7.60% 5/15/14		2,505,000	2,582,752
@#	Evraz Group 144A 9.50% 4/24/18		180,000	139,950
	Freeport McMoRan Copper & Gold
	8.375% 4/1/17		1,925,000	1,942,167
#	Georgia-Pacific 144A 8.25% 5/1/16		310,000	302,250
@#	Severstal 144A 9.75% 7/29/13		331,000	273,075
	Steel Dynamics 6.75% 4/1/15		425,000	380,375
#	Teck Resources 144A
	10.25% 5/15/16		340,000	356,588
	10.75% 5/15/19		990,000	1,065,889
				10,070,329
Brokerage – 2.56%
	Goldman Sachs Group 5.25% 10/15/13		5,500,000	5,618,613
	Jefferies Group 5.875% 6/8/14		1,135,000	1,051,615
	LaBranche 11.00% 5/15/12		1,940,000	1,777,525
	Lazard Group
	6.85% 6/15/17		1,438,000	1,322,987
	7.125% 5/15/15		269,000	247,428
	Morgan Stanley
	•1.611% 10/15/15		1,275,000	1,094,243
	4.00% 1/15/10		750,000	757,602
	5.30% 3/1/13		4,148,000	4,204,832
				16,074,845
Capital Goods – 3.27%
	Allied Waste North America
	5.75% 2/15/11		4,706,000	4,743,120
	6.50% 11/15/10		1,430,000	1,455,494
	7.125% 5/15/16		586,000	589,723
	Anixter 10.00% 3/15/14		650,000	650,000
#	BAE Systems Holdings 144A 4.95% 6/1/14		2,195,000	2,208,673
	Flextronics International 6.50% 5/15/13		1,365,000	1,320,638
	Graham Packaging 9.875% 10/15/14		1,180,000	1,103,300
	Graphic Packaging International
	9.50% 8/15/13		550,000	528,000
#	Owens Brockway Glass Container 144A
	7.375% 5/15/16		525,000	511,875

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
	Tyco International Finance
	6.375% 10/15/11	USD	2,335,000	$2,461,767
	8.50% 1/15/19		1,600,000	1,776,997
	Waste Management 7.375% 8/1/10		3,007,000	3,134,286
				20,483,873
Communications – 11.50%
	American Tower 7.125% 10/15/12		1,655,000	1,673,619
	AT&T 6.70% 11/15/13		960,000	1,055,296
	AT&T Wireless 8.125% 5/1/12		3,655,000	4,094,678
	Citizens Utilities 7.125% 3/15/19		1,265,000	1,084,738
	Comcast
	•1.439% 7/14/09		17,000	17,005
	5.45% 11/15/10		1,910,000	1,986,656
	5.50% 3/15/11		1,570,000	1,634,302
	COX Communications 5.45% 12/15/14		5,250,000	5,217,666
#	Cricket Communications 144A 7.75% 5/15/16		1,350,000	1,306,125
	Crown Castle International 9.00% 1/15/15		1,900,000	1,942,750
	CSC Holdings 6.75% 4/15/12		1,795,000	1,741,150
	Deutsche Telekom International Finance
	4.875% 7/8/14		2,410,000	2,428,289
	8.50% 6/15/10		2,585,000	2,719,174
	Echostar DBS 7.125% 2/1/16		1,910,000	1,790,625
	Inmarsat Finance II 10.375% 11/15/12		1,985,000	2,064,400
	Intelsat Jackson Holdings 11.25% 6/15/16		420,000	430,500
#	Interpublic Group 144A 10.00% 7/15/17		490,000	496,125
	Lamar Media 7.25% 1/1/13		1,910,000	1,826,438
#	PAETEC Holding 144A 8.875% 6/30/17		760,000	718,200
#	Qwest 144A 8.375% 5/1/16		580,000	562,600
	Rogers Wireless 9.625% 5/1/11		1,850,000	2,018,866
	Sprint Capital 8.375% 3/15/12		2,537,000	2,511,630
	Telecom Italia Capital
	4.00% 1/15/10		661,000	664,255
	5.25% 11/15/13		1,700,000	1,668,599
	5.25% 10/1/15		1,350,000	1,304,910
	6.20% 7/18/11		2,006,000	2,077,594
	Telefonica Emisiones 4.949% 1/15/15		3,180,000	3,236,203

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Time Warner Cable
	5.40% 7/2/12	USD	716,000	$740,566
	7.50% 4/1/14		4,220,000	4,653,398
	8.25% 2/14/14		1,480,000	1,660,527
	Verizon Global Funding 6.875% 6/15/12		1,820,000	2,001,094
#	Verizon Wireless 144A
	5.55% 2/1/14		2,023,000	2,149,840
	7.375% 11/15/13		960,000	1,074,779
#	Videotron 144A 9.125% 4/15/18		1,550,000	1,582,938
	Virgin Media Finance 8.75% 4/15/14		1,150,000	1,127,000
#	Vivendi 144A 5.75% 4/4/13		3,415,000	3,439,421
	Vodafone Group 5.00% 12/16/13		1,610,000	1,671,404
	Windstream 8.125% 8/1/13		1,100,000	1,069,750
	WPP Finance 8.00% 9/15/14		2,580,000	2,622,813
				72,065,923
Consumer Cyclical – 3.94%
	CVS Caremark
	4.00% 9/15/09		1,211,000	1,218,110
	4.875% 9/15/14		3,210,000	3,261,671
	Ford Motor Credit
	7.375% 10/28/09		1,350,000	1,338,530
	8.00% 6/1/14		1,750,000	1,417,302
	Goodyear Tire & Rubber 10.50% 5/15/16		675,000	685,125
#	Invista 144A 9.25% 5/1/12		675,000	639,563
	Macy’s Retail Holdings
	8.875% 7/15/15		110,000	106,569
	10.625% 11/1/10		2,000,000	2,039,510
#	MGM Mirage 144A
	10.375% 5/15/14		210,000	218,925
	11.125% 11/15/17		265,000	282,225
	13.00% 11/15/13		405,000	445,500
	Nordstrom 6.75% 6/1/14		2,015,000	2,096,791
	Ryland Group
	5.375% 5/15/12		590,000	557,550
	8.40% 5/15/17		905,000	873,325
	Target
	5.125% 1/15/13		635,000	673,170
	6.35% 1/15/11		1,390,000	1,481,657

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Tricon Global 8.875% 4/15/11	USD	3,935,000	$4,297,181
	Wal-Mart Stores
	3.20% 5/15/14		2,625,000	2,606,373
	4.25% 4/15/13		450,000	467,965
				24,707,042
Consumer Non-Cyclical – 7.85%
	American Home Products 6.95% 3/15/11		2,000,000	2,166,250
	Amgen 4.85% 11/18/14		25,000	26,439
#	Anheuser-Busch InBev Worldwide 144A
	5.375% 11/15/14		550,000	555,546
	7.20% 1/15/14		5,080,000	5,466,897
#	Bio-Rad Laboratories 144A 8.00% 9/15/16		280,000	277,900
	Community Health Systems 8.875% 7/15/15		2,195,000	2,162,075
	ConAgra Foods 5.875% 4/15/14		4,630,000	4,913,712
	Corrections Corporation of America
	7.75% 6/1/17		510,000	504,900
	Covidien International Finance 5.15% 10/15/10		1,825,000	1,878,363
	Delhaize Group 5.875% 2/1/14		4,655,000	4,783,989
	Dr Pepper Snapple Group 6.12% 5/1/13		560,000	580,227
	Express Scripts 6.25% 6/15/14		3,750,000	3,972,116
	HCA 9.25% 11/15/16		1,745,000	1,723,188
	Hospira 6.40% 5/15/15		2,790,000	2,940,493
	Inverness Medical Innovations 9.00% 5/15/16		525,000	509,250
#	JBS USA Finance 144A 11.625% 5/1/14		99,000	94,050
	Kroger
	6.80% 4/1/11		740,000	783,732
	7.50% 1/15/14		1,538,000	1,722,643
	McKesson 6.50% 2/15/14		3,915,000	4,181,146
	Pfizer 4.45% 3/15/12		2,950,000	3,097,220
#	Roche Holdings 144A
	4.50% 3/1/12		1,780,000	1,872,476
	5.00% 3/1/14		1,660,000	1,738,000
	Safeway 6.50% 3/1/11		2,565,000	2,717,597
	Select Medical 7.625% 2/1/15		430,000	351,525
	Wyeth 5.50% 2/1/14		170,000	182,124
				49,201,858

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric – 3.12%
# AES 144A 8.75% 5/15/13	USD	1,000,000	$1,020,000
# Calpine Construction Finance 144A
8.00% 6/1/16		550,000	529,375
Commonwealth Edison 5.40% 12/15/11		2,816,000	2,947,102
Ipalco Enterprises 8.625% 11/14/11		110,000	111,100
◆ Mirant Mid Atlantic Pass Through Trust A
8.625% 6/30/12		1,673,416	1,665,049
NRG Energy 7.375% 2/1/16		1,100,000	1,043,625
Pacific Gas & Electric 4.20% 3/1/11		2,000,000	2,064,658
Pacificorp 6.90% 11/15/11		2,845,000	3,140,451
PPL Electric Utilities 7.125% 11/30/13		2,455,000	2,758,116
Progress Energy 7.10% 3/1/11		2,465,000	2,622,693
Virginia Electric & Power 5.10% 11/30/12		1,535,000	1,623,279
			19,525,448
Energy – 4.35%
Anadarko Petroleum 7.625% 3/15/14		3,800,000	4,123,699
Chesapeake Energy 9.50% 2/15/15		2,515,000	2,546,438
ConocoPhillips Australia Funding
5.50% 4/15/13		1,430,000	1,522,096
Husky Energy 5.90% 6/15/14		6,895,000	7,220,905
Massey Energy 6.875% 12/15/13		2,390,000	2,198,800
Petrobras International Finance
7.875% 3/15/19		406,000	444,570
PetroHawk Energy 9.125% 7/15/13		425,000	425,000
Pride International 7.375% 7/15/14		2,090,000	2,084,775
Range Resources 8.00% 5/15/19		610,000	603,138
Weatherford International
5.15% 3/15/13		2,405,000	2,400,649
5.95% 6/15/12		1,502,000	1,569,296
6.625% 11/15/11		2,000,000	2,118,390
			27,257,756
Finance Companies – 1.91%
FTI Consulting
7.625% 6/15/13		1,718,000	1,679,345
7.75% 10/1/16		225,000	216,000
General Electric Capital
•0.889% 9/15/14		3,535,000	3,003,481
6.00% 6/15/12		2,100,000	2,208,986

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
International Lease Finance
5.35% 3/1/12	USD	2,026,000	$1,582,310
5.75% 6/15/11		1,500,000	1,244,427
5.875% 5/1/13		378,000	286,543
6.625% 11/15/13		995,000	766,536
USAA Capital 2.24% 3/30/12		1,000,000	1,010,870
			11,998,498
Insurance – 1.54%
Allstate Life Global Funding Trusts
5.375% 4/30/13		1,225,000	1,267,721
# Metropolitan Life Global Funding I 144A
4.625% 8/19/10		860,000	865,988
5.125% 4/10/13		1,640,000	1,669,422
UnitedHealth Group
5.25% 3/15/11		590,000	609,147
5.50% 11/15/12		1,072,000	1,110,193
WellPoint 5.00% 1/15/11		4,000,000	4,102,672
			9,625,143
Natural Gas – 3.45%
El Paso
7.00% 6/15/17		550,000	503,665
7.25% 6/1/18		1,165,000	1,081,452
8.25% 2/15/16		750,000	733,125
Energy Transfer Partners 8.50% 4/15/14		3,240,000	3,637,752
Enterprise Products Operating
4.95% 6/1/10		1,455,000	1,476,806
6.375% 2/1/13		943,000	983,601
7.50% 2/1/11		855,000	896,487
9.75% 1/31/14		2,350,000	2,703,875
Kinder Morgan Energy Partners
5.625% 2/15/15		1,885,000	1,907,473
6.75% 3/15/11		1,300,000	1,363,047
7.50% 11/1/10		1,395,000	1,454,613
9.00% 2/1/19		1,000,000	1,139,260
TransCanada Pipelines 4.00% 6/15/13		3,720,000	3,715,491
			21,596,647

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology – 1.38%
Oracle
3.75% 7/8/14	USD	2,480,000	$2,480,000
4.95% 4/15/13		2,170,000	2,274,282
Xerox 8.25% 5/15/14		3,750,000	3,903,363
			8,657,645
Transportation – 0.89%
CSX
5.75% 3/15/13		2,265,000	2,324,336
6.25% 4/1/15		2,400,000	2,484,212
6.75% 3/15/11		720,000	756,128
			5,564,676
Total Corporate Bonds (cost $328,934,835)			341,625,804

Foreign Agency – 0.36%
Germany – 0.36%
KFW 2.25% 4/16/12		2,260,000	2,282,684
Total Foreign Agency (cost $2,256,158)			2,282,684

Municipal Bond – 0.89%
• Puerto Rico Sales Tax Financing Revenue
(First Sub) Series A B 5.00% 8/1/39		5,500,000	5,567,045
Total Municipal Bond (cost $5,500,000)			5,567,045

Non-Agency Asset-Backed Securities – 5.83%
• American Express Credit Account Master Trust
Series 2004-4 A 0.409% 3/15/12		2,000,000	1,999,011
• Bank of America Credit Card Trust
Series 2006-A10 A10 0.299% 2/15/12		4,015,000	4,011,093
Series 2008-A5 A5 1.519% 12/16/13		2,130,000	2,124,265
# Cabela’s Master Credit Card Trust
Series 2008-1A A1 144A 4.31% 12/16/13		470,000	475,787
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11		1,314,259	1,338,267
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		809,360	826,265
Series 2008-A A3 4.94% 4/25/14		1,700,000	1,700,448
@ Centex Home Equity Series 2005-D AF4
5.27% 10/25/35		515,000	486,108

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Chase Issuance Trust
	Series 2005-A7 A7 4.55% 3/15/13	USD	725,000	$749,338
	Series 2005-A10 A10 4.65% 12/17/12		2,605,000	2,690,009
	Series 2008-A9 A9 4.26% 5/15/13		1,545,000	1,589,491
	Citibank Credit Card Issuance Trust
	Series 2006-A4 A4 5.45% 5/10/13		1,800,000	1,897,006
	•Series 2007-A6 A6 1.129% 7/12/12		1,150,000	1,138,280
	CNH Equipment Trust
	Series 2005-B A4B 4.40% 5/16/11		442,642	447,712
	•Series 2007-A A4 0.359% 9/17/12		440,508	427,270
	•Series 2007-B A3B 0.919% 10/17/11		1,064,637	1,063,566
	Series 2007-C A3A 5.21% 12/15/11		1,117,148	1,129,743
	Series 2008-A A3 4.12% 5/15/12		455,000	459,647
	Series 2008-A A4A 4.93% 8/15/14		570,000	559,957
	Series 2008-B A3A 4.78% 7/16/12		395,000	400,811
•	Countrywide Asset-Backed Certificates
	@Series 2006-11 1AF3 6.05% 9/25/46		310,000	138,175
	Series 2006-15 A3 5.689% 10/25/46		145,000	62,713
	Discover Card Master Trust Series 2008-A4 A4
	5.65% 12/15/15		500,000	519,803
@#	Dunkin Securitization Series 2006-1 A2 144A
	5.779% 6/20/31		500,000	451,872
•	Ford Credit Auto Owner Trust Series 2008-A A3B
	1.119% 4/15/12		1,750,000	1,729,275
•#	Golden Credit Card Trust Series 2008-3 A 144A
	1.319% 7/15/17		1,200,000	1,140,750
#	Harley-Davidson Motorcycle Trust
	Series 2006-1 A2 144A 5.04% 10/15/12		123,642	126,750
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12		139,535	142,559
	Series 2008-A A3 4.93% 12/17/12		280,000	285,572
	John Deere Owner Trust
	Series 2007-A A3 5.04% 7/15/11		207,940	209,471
	Series 2008-A A3 4.18% 6/15/12		50,000	50,727
•	Morgan Stanley Mortgage Loan Trust
	Series 2006-12XS A1 0.434% 10/25/36		80,665	73,125
	Nissan Auto Receivables Owner Trust
	Series 2007-B A3 5.03% 5/16/11		1,542,774	1,569,322
	Series 2008-B A2 3.80% 10/15/10		1,310,313	1,320,438

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
∏	Renaissance Home Equity Loan Trust
	Series 2007-2 AF2 5.675% 6/25/37	USD	755,000	$334,830
	USAA Auto Owner Trust Series 2008-1 A3
	4.16% 4/16/12		1,220,000	1,243,359
	World Omni Auto Receivables Trust
	•Series 2007-B A3B 0.709% 1/17/12		1,333,448	1,328,316
	Series 2008-A A3A 3.94% 10/15/12		300,000	303,671
Total Non-Agency Asset-Backed Securities
	(cost $35,929,819)			36,544,802

Non-Agency Collateralized Mortgage Obligations – 1.34%
@	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		23,694	18,617
	Bank of America Alternative Loan Trust
	Series 2004-10 1CB1 6.00% 11/25/34		167,470	136,462
	Series 2005-5 2CB1 6.00% 6/25/35		19,369	14,040
@•	Bank of America Funding Series 2006-H 1A2
	4.863% 9/20/46		54,919	12,415
•	Bear Stearns ARM Trust Series 2007-3 1A1
	5.457% 5/25/47		158,473	92,252
	Citicorp Mortgage Securities Series 2006-4 3A1
	5.50% 8/25/21		862,470	756,009
	Countrywide Alternative Loan Trust
	Series 2004-28CB 6A1 6.00% 1/25/35		32,252	24,990
@◆	Countrywide Home Loan Mortgage Pass
	Through Trust Series 2006-17 A5
	6.00% 12/25/36		54,643	47,986
•	First Horizon Asset Securities
	Series 2007-AR3 2A2 6.296% 11/25/37		160,510	97,266
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-2 A 7.75% 5/19/27		216,686	227,723
	•Series 1999-3 A 8.00% 8/19/29		520,653	523,179
	Series 2005-RP1 1A4 8.50% 1/25/35		608,063	530,986
	Series 2006-RP1 1A2 7.50% 1/25/36		69,898	58,665
@	GSR Mortgage Loan Trust Series 2006-1F 5A2
	6.00% 2/25/36		411,507	203,632
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35		77,373	70,971
	Series 2006-1 3A3 5.50% 2/25/36		23,380	18,107

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
#	MASTR Reperforming Loan Trust
	Series 2005-1 1A5 144A 8.00% 8/25/34	USD	449,167	$479,907
•#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A 5.006% 7/25/35		360,108	234,070
•	Residential Funding Mortgage Security I
	Series 2006-SA3 3A1 6.037% 9/25/36		158,135	102,616
•	Structured ARM Loan Trust Series 2004-18 5A
	5.50% 12/25/34		17,578	13,058
•◆	Washington Mutual Mortgage Pass
	Through Certificates
	Series 2006-AR10 1A1 5.928% 9/25/36		163,376	105,121
	Series 2006-AR14 1A4 5.602% 11/25/36		807,365	471,523
	Series 2007-HY1 1A1 5.687% 2/25/37		969,219	540,932
	Wells Fargo Mortgage-Backed Securities Trust
	•Series 2005-AR16 2A1 4.443% 10/25/35		29,581	26,033
	Series 2006-7 2A1 6.00% 6/25/36		18,634	12,389
	•Series 2006-AR5 2A1 5.537% 4/25/36		162,835	105,672
	•Series 2006-AR6 7A1 5.114% 3/25/36		4,362,849	3,293,829
	•Series 2006-AR10 5A1 5.593% 7/25/36		55,813	35,475
	•Series 2006-AR11 A7 5.508% 8/25/36		234,507	66,925
	•Series 2006-AR14 2A4 6.077% 10/25/36		145,326	40,539
	Series 2007-8 2A6 6.00% 7/25/37		25,000	16,050
Total Non-Agency Collateralized Mortgage
	Obligations (cost $8,617,350)			8,377,439

«Senior Secured Loans – 2.67%
	ARAMARK
	Synthetic LOC 3.095% 1/26/14		724,004	669,841
	Term Tranche Loan B 2.186% 1/26/14		45,996	42,555
	Bausch & Lomb
	Term Tranche Loan B 4.47% 4/11/15		825,761	760,349
	Term Tranche Loan DD 3.503% 4/11/15		209,054	192,493
	BE Aerospace Term Loan 5.50% 7/28/14		746,231	744,366
	Biomet Term Loan B 3.58% 3/25/15		748,101	700,926
	Calpine Term Loan T1 4.08% 3/29/14		947,601	842,086
	Community Health Systems
	Term Tranche Loan B 3.447% 7/25/14		1,065,081	961,119
	Term Tranche Loan DD 2.569% 7/25/14		54,336	49,032

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Crown Castle Operating Term Loan B
1.818% 3/6/14	USD	766,952	$717,526
DIRECTV Holdings Term Loan C 5.25% 4/13/13		748,116	746,818
Flextronics International Term Loan B
3.458% 10/1/12		947,595	838,622
Georgia Pacific Term Loan B1 2.557% 12/20/12		781,065	738,431
HCA Term Tranche Loan B 3.47% 11/18/13		629,239	569,858
Intelsat
Term Loan B-2A 2.819% 1/3/14		248,812	261,682
Term Loan B-2B 2.819% 1/3/14		248,737	261,603
Term Loan B-2C 2.819% 1/3/14		248,737	261,603
MetroPCS Wireless Term Loan B
3.066% 2/20/14		748,082	712,802
NewPage Term Loan B 4.08% 12/22/14		987,346	857,140
Northwest Airlines Term Loan 2.32% 8/21/13		220,000	208,144
Nuveen Investment Term Loan B
3.33% 11/13/14		1,343,199	1,069,521
Rental Services 2nd Lien 4.482% 10/7/13		625,000	484,375
SunGard Term Loan 6.75% 2/28/14		997,494	994,999
Supervalu 1.569% 6/2/12		777,405	738,943
Telesat Canada
Term Loan B 3.32% 10/31/14		826,722	772,299
Delay Draw Term 4.22% 10/31/14		71,006	66,332
Texas competitive Electric Holdings Term
Tranche Loan B2 3.821% 10/10/14		1,040,499	746,418
Wrigley Term Loan B 6.50% 7/17/14		731,250	735,363
Total Senior Secured Loans (cost $15,125,959)			16,745,246

Sovereign Agency – 0.23%
Canada – 0.23%
Export Development Canada 3.125% 4/24/14		1,410,000	1,419,482
Total Sovereign Agency (cost $1,407,674)			1,419,482

Sovereign Debt – 0.56%
Brazil – 0.22%
Republic of Brazil 12.50% 1/5/16	BRL	2,456,000	1,398,055
			1,398,055

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Sovereign Debt (continued)
Colombia – 0.08%
Republic of Colombia 7.375% 3/18/19	USD	496,000	$531,960
			531,960
Indonesia – 0.22%
Indonesia Government 10.75% 5/15/16	IDR	3,594,000,000	361,598
# Republic of Indonesia 144A
6.875% 1/17/18	USD	599,000	576,538
10.375% 5/4/14		248,000	283,960
11.625% 3/4/19		100,000	127,125
			1,349,221
Mexico – 0.04%
United Mexican States 5.95% 3/19/19		250,000	253,750
			253,750
Total Sovereign Debt (cost $3,299,328)			3,532,986

Supranational Banks – 1.73%
European Investment Bank
3.125% 6/4/14		705,000	707,286
6.00% 8/14/13	AUD	8,368,000	6,782,050
11.25% 2/14/13	BRL	1,000,000	527,020
International Finance 5.75% 6/24/14	AUD	3,600,000	2,826,094
Total Supranational Banks (cost $10,408,467)			10,842,450

U.S. Treasury Obligations – 14.49%
≠ U.S. Treasury Bill 0.088% 7/23/09	USD	8,769,435	8,768,942
U.S. Treasury Notes
1.125% 6/30/11		37,625,000	37,639,786
1.875% 6/15/12		29,785,000	30,010,860
2.625% 6/30/14		11,920,000	11,961,041
¥3.125% 5/15/19		2,495,000	2,413,920
Total U.S. Treasury Obligations
(cost $90,516,694)			90,794,549

	Number of shares
•Preferred Stock – 0.46%
PNC Financial Services Group 8.25%		3,410,000	2,863,445
Total Preferred Stock (cost $2,879,689)			2,863,445

	Principal amount°	Value (U.S. $)
≠Discount Note – 5.71%
Federal Home Loan Bank 0.01% 7/1/09	USD 35,743,360	$35,743,360
Total Discount Note (cost $35,743,360)		35,743,360

Total Value of Securities Before Securities
Lending Collateral – 102.84%
(cost $626,532,202)		644,340,567
	Number of shares
Securities Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	3,321	0
Total Securities Lending Collateral (cost $3,321)		0

Total Value of Securities – 102.84%
(cost $626,535,523)		644,340,567
Obligation to Return Securities
Lending Collateral* – (0.00%)		(3,321)
Liabilities Net of Receivables and
Other Assets – (2.84%)		(17,779,968)
Net Assets Applicable to 73,225,457
Shares Outstanding – 100.00%		$626,557,278

Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class A ($479,451,149 / 56,026,704 Shares)		$8.56
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class B ($3,441,978 / 402,382 Shares)		$8.55
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class C ($126,222,905 / 14,757,970 Shares)		$8.55
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class R ($2,870,103 / 335,334 Shares)		$8.56
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Institutional Class ($14,571,143 / 1,703,067 Shares)		$8.56

Statement of net assets
Delaware Limited-Term Diversified Income Fund

Components of Net Assets at June 30, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$622,776,982
Undistributed net investment income	83,371
Accumulated net realized loss on investments	(13,942,261)
Net unrealized appreciation of investments and foreign currencies	17,639,186
Total net assets	$626,557,278

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
GBP — British Pound Sterling
IDR — Indonesia Rupiah
NOK — Norwegian Kroner
NZD — New Zealand Dollar
SEK — Swedish Krona
TRY — Turkish Lira
USD — United States Dollar

†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of June 30, 2009.
◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

¥	Fully or partially pledged as collateral for financial futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
*	See Note 9 in “Notes to financial statements.”
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $1,840,230, which represented 0.29% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

∏

Restricted security. These Investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2009, the aggregate amount of restricted securities was $334,830, or 0.05% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $46,890,777, which represented 7.48% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Summary of Abbreviations:
ACES — Automatic Common Exchange Security
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
FHAVA — Federal Housing Administration & Veterans Administration
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSMPS — Goldman Sachs Reperforming Mortgage Securities
LOC — Letter of Credit
MASTR — Mortgage Asset Securitization Transactions, Inc.
REMICs — Real Estate Mortgage Investment Conduits
S.F. — Single Family
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Limited-Term Diversified Income Fund
Net asset value Class A (A)	$8.56
Sales charge (2.75% of offering price) (B)	0.24
Offering price	$8.80

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

Statement of net assets
Delaware Limited-Term Diversified Income Fund

The following foreign currency exchange contracts, financial futures contract and swap contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(4,113,432)	USD	3,242,618	7/31/09	$(61,407)
CAD	1,809,645	USD	(1,582,217)	7/31/09	(26,015)
GBP	674,154	USD	(1,111,316)	7/31/09	(2,497)
NOK	2,009,442	USD	(311,319)	7/31/09	770
NOK	8,429,657	USD	(1,304,941)	7/31/09	4,283
NZD	2,147,189	USD	(1,374,201)	7/31/09	6,955
SEK	14,207,781	USD	(1,782,613)	7/31/09	58,415
TRY	1,602,328	USD	(1,027,133)	7/31/09	4,329
					$(15,167)

Financial Futures Contract2

				Unrealized
Contract to Receive	Notional Cost	Notional Value	Expiration Date	Depreciation
62 U.S. Treasury
5 yr Notes	$7,165,821	$7,112,563	9/30/09	$(53,258)

Swap Contracts3

Credit Default Swap Contracts

		Annual
Swap Counterparty &		Protection	Termination	Unrealized
Referenced Obligation	Notional Value	Payments	Date	Depreciation
Protection Purchased:
JPMorgan Securities
Donnelley (R.R.) 5 yr CDS	$1,050,000	5.00%	6/20/14	$(115,287)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1, 2, and 3See Note 8 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Limited-Term Diversified Income Fund	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$11,233,794
Dividends	140,663
		$11,374,457

Expenses:
Management fees	1,104,224
Distribution expenses – Class A	514,536
Distribution expenses – Class B	18,356
Distribution expenses – Class C	391,239
Distribution expenses – Class R	5,747
Dividend disbursing and transfer agent fees and expenses	279,492
Accounting and administration expenses	88,509
Registration fees	51,159
Legal fees	47,764
Reports and statements to shareholders	23,429
Trustees’ fees	15,759
Audit and tax	15,355
Pricing fees	11,180
Insurance fees	6,446
Custodian fees	5,568
Consulting fees	3,433
Trustees’ expenses	1,164
Dues and Service	890	2,584,250
Less fees waived		(125,392)
Less waived distribution expenses – Class A		(257,268)
Less waived distribution expenses – Class R		(958)
Total operating expenses		2,200,632
Net Investment Income		9,173,825

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$4,577,773
Futures contracts	4,724
Foreign currencies	(645,862)
Swap contracts	31,248
Net realized gain	3,967,883
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	16,521,533
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	20,489,416

Net Increase in Net Assets Resulting from Operations	$29,663,241

See accompanying notes

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,173,825	$8,304,972
Net realized gain (loss) on investments
and foreign currencies	3,967,883	(3,498,874)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	16,521,533	146,667
Net increase in net assets resulting from operations	29,663,241	4,952,765

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,903,157)	(8,037,399)
Class B	(55,340)	(148,576)
Class C	(1,251,353)	(885,631)
Class R	(35,167)	(41,753)
Institutional Class	(206,041)	(384,174)
	(8,451,058)	(9,497,533)

Capital Share Transactions:
Proceeds from shares sold:
Class A	278,463,549	156,075,580
Class B	816,193	1,968,284
Class C	79,976,131	40,698,762
Class R	2,055,785	1,541,254
Institutional Class	7,467,856	2,062,907

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,247,777	6,415,385
Class B	45,398	129,466
Class C	924,825	675,739
Class R	32,929	41,099
Institutional Class	177,041	365,495
	375,207,484	209,973,971

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(73,385,322)	$(83,317,241)
Class B	(1,309,750)	(3,938,271)
Class C	(11,111,770)	(8,214,515)
Class R	(760,303)	(625,819)
Institutional Class	(957,590)	(4,147,345)
	(87,524,735)	(100,243,191)
Increase in net assets derived from capital share transactions	287,682,749	109,730,780
Net Increase in Net Assets	308,894,932	105,186,012

Net Assets:
Beginning of period	317,662,346	212,476,334
End of period (including undistributed net investment
income of $83,371 and $261,363, respectively)	$626,557,278	$317,662,346

See accompanying notes

Financial highlights
Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the six months ended June 30, 2009, and years ended December 31, 2008 and 2007.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/09[1]	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
(Unaudited)
$8.180	$8.340	$8.210	$8.270	$8.480	$8.620

0.178	0.294	0.310	0.284	0.278	0.244

0.362	(0.112)	0.199	0.019	(0.132)	(0.048)
0.540	0.182	0.509	0.303	0.146	0.196

(0.160)	(0.342)	(0.379)	(0.363)	(0.356)	(0.336)
(0.160)	(0.342)	(0.379)	(0.363)	(0.356)	(0.336)

$8.560	$8.180	$8.340	$8.210	$8.270	$8.480

6.66%	2.21%	6.36%	3.76%	1.76%	2.31%

$479,451	$252,563	$177,183	$173,362	$189,845	$204,053
0.84%	0.84%	0.83%	0.81%	0.82%	0.75%

1.05%	1.12%	1.12%	1.14%	1.12%	1.13%
4.30%	3.55%	3.77%	3.46%	3.32%	2.85%

4.09%	3.27%	3.48%	3.13%	3.02%	2.47%
255%	351%	236%	276%	259%	313%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the six months ended June 30, 2009, and years ended December 31, 2008 and 2007.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/09[1]	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
(Unaudited)
$8.180	$8.330	$8.210	$8.270	$8.480	$8.620

0.143	0.223	0.240	0.215	0.207	0.170

0.352	(0.101)	0.189	0.019	(0.132)	(0.047)
0.495	0.122	0.429	0.234	0.075	0.123

(0.125)	(0.272)	(0.309)	(0.294)	(0.285)	(0.263)
(0.125)	(0.272)	(0.309)	(0.294)	(0.285)	(0.263)

$8.550	$8.180	$8.330	$8.210	$8.270	$8.480

6.09%	1.47%	5.34%	2.89%	0.90%	1.44%

$3,442	$3,728	$5,631	$11,674	$19,857	$27,559
1.69%	1.69%	1.68%	1.66%	1.67%	1.60%

1.75%	1.82%	1.82%	1.84%	1.82%	1.83%
3.45%	2.70%	2.92%	2.61%	2.47%	2.00%

3.39%	2.57%	2.78%	2.43%	2.32%	1.77%
255%	351%	236%	276%	259%	313%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the six months ended June 30, 2009, and years ended December 31, 2008 and 2007.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/09[1]	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
(Unaudited)
$8.180	$8.330	$8.210	$8.270	$8.480	$8.620

0.144	0.224	0.240	0.215	0.207	0.170

0.351	(0.102)	0.189	0.019	(0.132)	(0.047)
0.495	0.122	0.429	0.234	0.075	0.123

(0.125)	(0.272)	(0.309)	(0.294)	(0.285)	(0.263)
(0.125)	(0.272)	(0.309)	(0.294)	(0.285)	(0.263)

$8.550	$8.180	$8.330	$8.210	$8.270	$8.480

6.09%	1.47%	5.34%	2.89%	0.90%	1.44%

$126,223	$52,505	$19,847	$21,716	$32,235	$49,709
1.69%	1.69%	1.68%	1.66%	1.67%	1.60%

1.75%	1.82%	1.82%	1.84%	1.82%	1.83%
3.45%	2.70%	2.92%	2.61%	2.47%	2.00%

3.39%	2.57%	2.78%	2.43%	2.32%	1.77%
255%	351%	236%	276%	259%	313%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the six months ended June 30, 2009, and years ended December 31, 2008 and 2007.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/09[1]	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
(Unaudited)
$8.180	$8.340	$8.220	$8.270	$8.490	$8.630

0.164	0.265	0.281	0.255	0.244	0.205

0.362	(0.112)	0.189	0.029	(0.142)	(0.048)
0.526	0.153	0.470	0.284	0.102	0.157

(0.146)	(0.313)	(0.350)	(0.334)	(0.322)	(0.297)
(0.146)	(0.313)	(0.350)	(0.334)	(0.322)	(0.297)

$8.560	$8.180	$8.340	$8.220	$8.270	$8.490

6.47%	1.86%	5.86%	3.53%	1.34%	1.73%

$2,870	$1,446	$517	$1,876	$1,860	$1,905
1.19%	1.19%	1.18%	1.16%	1.23%	1.20%

1.35%	1.42%	1.42%	1.44%	1.42%	1.43%
3.95%	3.20%	3.42%	3.11%	2.91%	2.40%

3.79%	2.97%	3.18%	2.83%	2.72%	2.17%
255%	351%	236%	276%	259%	313%

Financial highlights
Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the six months ended June 30, 2009, and years ended December 31, 2008 and 2007.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/09[1]	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
(Unaudited)
$8.180	$8.340	$8.210	$8.270	$8.480	$8.620

0.184	0.306	0.322	0.297	0.291	0.256

0.362	(0.111)	0.199	0.019	(0.132)	(0.047)
0.546	0.195	0.521	0.316	0.159	0.209

(0.166)	(0.355)	(0.391)	(0.376)	(0.369)	(0.349)
(0.166)	(0.355)	(0.391)	(0.376)	(0.369)	(0.349)

$8.560	$8.180	$8.340	$8.210	$8.270	$8.480

6.74%	2.37%	6.52%	3.92%	1.91%	2.46%

$14,571	$7,420	$9,298	$21,873	$26,070	$21,732
0.69%	0.69%	0.68%	0.66%	0.67%	0.60%

0.75%	0.82%	0.82%	0.84%	0.82%	0.83%
4.45%	3.70%	3.92%	3.61%	3.47%	3.00%

4.39%	3.57%	3.78%	3.43%	3.32%	2.77%
255%	351%	236%	276%	259%	313%

Notes to financial statements
Delaware Limited-Term Diversified Income Fund	June 30, 2009 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 2% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset- backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.70% of average daily net assets of the Fund until such time as the waiver is discontinued. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund, and may be discontinued at any time because it is voluntary. Prior to May 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses did not exceed 0.69% of average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Fund was charged $11,064 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has voluntarily agreed to limit Class A shares’ 12b-1 fees until such time as the waiver is discontinued to no more than 0.15% of the Fund’s average daily net assets. The waiver may be discontinued at any time because it is voluntary. DDLP has contracted to limit the Class R shares’ 12b-1 fees through April 2010 to no more than 0.50% of the Fund’s average daily net assets.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$224,375
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	29,826
Distribution fees payable to DDLP	154,456
Other expenses payable to DMC and affiliates*	3,965

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Fund was charged $25,830 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended June 30, 2009, DDLP earned $51,950 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2009, DDLP received gross CDSC commissions of $ 9,116, $1,351 and $15,744 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended June 30, 2009, the Fund made purchases of $529,597,793 and sales of $289,773,974 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2009, the Fund made purchases of $277,624,753 and sales of $242,640,121 of long-term U.S. government securities.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $626,479,046. At June 30, 2009, net unrealized appreciation was $17,861,521 of which $20,516,452 related to unrealized appreciation of investments and $2,654,931 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and
Mortgage-Backed Securities	$—	$122,802,502	$5,238,483	$128,040,985
Corporate Debt	—	358,265,311	1,010,870	359,276,181
Foreign Debt	—	19,368,577	2,686,425	22,055,002
Municipal Bonds	—	5,567,045	—	5,567,045
Short-Term	—	35,743,360	—	35,743,360
U.S. Treasury Obligations	90,794,549	—	—	90,794,549
Other	—	2,863,445	—	2,863,445
Total	$90,794,549	$544,610,240	$8,935,778	$644,340,567
Derivatives	$—	$(183,712)	$—	$(183,712)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset Backed
	and Mortgage-Backed
	Securities	Corporate Debt
Balance as of 12/31/08	$5,968,972	$—
Net purchases, sales, and settlements	(638,330)	999,770
Net realized gain	12,657	—
Net change in unrealized
appreciation/depreciation	526,661	11,100
Net transfers in and/or out of Level 3	(631,477)	—
Balance as of 6/30/09	$5,238,483	$1,010,870

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$ 526,661	$11,100

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

		Securities
		Lending
	Foreign Debt	Collateral	Total Fund
Balance as of 12/31/08	$444,200	$109	$6,413,281
Net purchases, sales, and settlements	2,107,194	—	2,468,634
Net realized gain (loss)	—	—	12,657
Net change in unrealized
appreciation/depreciation	135,032	(110)	672,683
Net transfers in and/or out of Level 3	—	—	(631,477)
Balance as of 6/30/09	$2,686,426	$(1)	$8,935,778

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$135,032	$(110)	$672,683

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Ordinary income	$8,451,058	$9,497,533

*	Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$622,776,982
Realized losses 1/1/09 – 6/30/09	(183,320)
Capital loss carryforwards as of 12/31/08	(13,590,821)
Other temporary differences	(326,252)
Unrealized appreciation of investments
and foreign currencies	17,880,689
Net assets	$626,557,278

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of financial futures contracts and of forward foreign currency contracts, straddles, and tax treatment of CDS contracts and of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, CDS contracts, market discount and premium on certain debt instruments, and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(900,759)
Accumulated net realized loss	1,124,711
Paid-in capital	(223,952)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $6,133,212 expires in 2012, $2,091,290 expires in 2013, $3,803,581 expires in 2014, and $1,562,738 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $183,320 which may increase capital loss carryforwards.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	6/30/08
Shares sold:
Class A	33,281,866	18,929,852
Class B	98,158	238,813
Class C	9,558,646	4,948,568
Class R	245,865	185,526
Institutional Class	889,615	249,781

Shares issued upon reinvestment of dividends and distributions:
Class A	625,500	774,872
Class B	5,425	15,591
Class C	110,173	81,788
Class R	3,922	4,967
Institutional Class	21,116	44,055
	44,840,286	25,473,813

Shares repurchased:
Class A	(8,747,445)	(10,093,012)
Class B	(157,066)	(474,337)
Class C	(1,330,849)	(992,337)
Class R	(91,192)	(75,713)
Institutional Class	(114,610)	(502,320)
	(10,441,162)	(12,137,719)
Net increase	34,399,124	13,336,094

For the six months ended June 30, 2009 and the year ended December 31, 2008, 72,633 Class B shares were converted to 72,588 Class A shares valued at $608,475 and 274,622 Class B shares were converted to 274,546 Class A shares valued at $2,282,562, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Fund had no amounts outstanding as of June 30, 2009 or at any time during the period then ended.

8. Derivatives

The Fund applies Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities (FAS 161).” FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts — The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily.

A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2009, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2009, the Fund did not enter into any CDS contracts as a seller of protection.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2009 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign exchange contracts
(Currency)	Liabilities net of		Liabilities net of
	receivables and		receivables and
	other assets	$74,752	other assets	$(89,919)
Interest rate contracts
(Futures)	Liabilities net of		Liabilities net of
	receivables and		receivables and
	other assets	—	other assets	(53,258)
Credit contracts
(Swaps)	Liabilities net of		Liabilities net of
	receivables and		receivables and
	other assets	—	other assets	(115,287)
Total		$74,752		$(258,464)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 was as follows:

			Change in Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign exchange contracts
(Currency)	Net realized and
	unrealized loss on
	investments and foreign
	currencies from foreign
	currencies	$(645,862)	$(1,510)
Interest rate contracts (Futures)	Net realized and
	unrealized gain (loss)
	on investments and
	foreign currencies from
	futures contracts	4,724	(180,568)
Credit contracts (Swaps)	Net realized and
	unrealized gain (loss)
	on investments and
	foreign currencies from
	swap contracts	31,248	(115,287)
Total		$(609,890)	$(297,365)

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of June 30, 2009.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events — Purchase of Delaware Investments by Macquarie Group

On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment, and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP, and DSC will be wholly owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Funds. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Funds will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Funds (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Funds will receive proxy materials including more detailed information about the Meeting, the Transaction, and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 19, 2009, the date of issuance of the Fund’s financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Limited-Term Diversified Income Fund

Board Consideration of Delaware Limited-Term Diversified Income Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Limited-Term Diversified Income Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The

Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional short-intermediate investment grade debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the first quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency,

Other Fund information
(Unaudited)
Delaware Limited-Term Diversified Income Fund

Board Consideration of Delaware Limited-Term Diversified Income Fund Investment Advisory Agreement (continued)

were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Diversified Income Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 3, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 3, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 3, 2009